Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Jan. 29, 2018	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015
C000173736
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 388,872	$ 363,927	$ 310,097	$ 269,162	$ 284,283	$ 253,014	$ 301,070	$ 282,733	$ 279,590	$ 238,903	$ 215,115	$ 269,351	$ 255,434	$ 248,049	$ 234,007	$ 250,000
C000173735
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 15,191	14,244	12,163	10,567	11,195	9,983	11,891	11,188	11,096	9,481	8,546	10,713	10,173	9,882	9,355	10,000
C000136015
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 763,452	828,288	771,543	661,158	645,543	579,405	718,761	569,258	535,125	437,299	338,309	351,481	356,427	368,472	338,035		$ 310,803	$ 286,034	$ 267,478	$ 258,998	$ 241,529	$ 250,000
C000109113
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 29,498	32,041	29,884	25,658	25,106	22,567	28,051	22,292	20,990	17,201	13,335	13,892	14,129	14,642	13,471		12,398	11,410	10,689	10,349	9,653	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 457,160	466,238	427,099	352,073	341,384	288,694	367,167	359,219	333,424	278,851	216,462	252,566	241,559	248,033	232,238	250,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 18,286	18,650	17,084	14,083	13,655	11,548	14,687	14,369	13,337	11,154	8,658	10,103	9,662	9,921	9,290	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 812,046	828,330	750,146	607,496	577,563	499,514	625,938	590,946	541,255	454,556	346,178	394,755	372,146	378,647	339,870		321,132	298,153	270,747	254,457	234,554	250,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 32,482	33,133	30,006	24,300	23,103	19,981	25,038	23,638	21,650	18,182	13,847	15,790	14,886	15,146	13,595		$ 12,845	$ 11,926	$ 10,830	$ 10,178	$ 9,382	$ 10,000
S&P Global Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Account Value	$ 361,478	355,549	306,991	274,185	297,666	258,920	310,893	277,561	268,327	227,273	197,315	266,100	252,680	234,505	233,545	250,000
S&P Global Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Account Value	$ 14,459	$ 14,222	$ 12,280	$ 10,967	$ 11,907	$ 10,357	$ 12,436	$ 11,102	$ 10,733	$ 9,091	$ 7,893	$ 10,644	$ 10,107	$ 9,380	$ 9,342	$ 10,000